Income taxes - Reconciliation of statutory tax rate to effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Income/(loss) before tax	$ 30,986	$ 37,884	$ 78,604
Calculated income tax at statutory rate	(7,673)	(8,833)	(18,168)
Calculated Norwegian Petroleum tax	(14,611)	(17,226)	(36,952)
Tax effect uplift	216	160	259
Tax effect of permanent differences regarding divestments	426	82	417
Tax effect of permanent differences caused by functional currency different from tax currency	374	5	145
Tax effect of other permanent differences	81	453	403
Recognition/Derecognition of previously (un)recognised deferred tax assets	60	(137)	4,401
Change in unrecognised deferred tax assets	(132)	(29)	(34)
Change in tax regulations	(34)	4	0
Prior period adjustments	(188)	(290)	(3)
Other items including foreign currency effects	(677)	(169)	(327)
Income tax	$ (22,157)	$ (25,980)	$ (49,861)
Effective tax rate	71.50%	68.60%	63.40%
Corporate tax rate	24.80%	23.30%	23.10%
Norway
Income Tax [Line Items]
Corporate tax rate	22.00%
Petroleum tax rate	71.80%
Uplift rate	12.40%	12.40%